Geographic Information (Tables)	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Net Sales by Region

Net sales by region were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
United States	$204.4	$205.5	$610.6	$621.4
Canada	11.0	9.0	33.0	24.6
Mexico	9.7	11.5	30.7	26.3
Germany	4.2	3.1	11.3	8.0
France	3.5	3.2	11.0	10.4
United Kingdom	2.8	4.0	9.1	12.0
China	2.8	3.0	8.2	7.5
Spain	1.9	2.5	5.6	5.8
Other	11.0	10.3	34.9	34.3

	$251.3	$252.1	$754.4	$750.3

Net Long-lived Assets by Country

Net long-lived assets by country were as follows (in millions):

	September 30, 2014	December 31, 2013
United States	$730.6	$791.4
China	50.4	49.5
Spain	18.1	20.5
Mexico	9.1	8.2
Other	0.9	1.0

	$809.1	$870.6